Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	£ 1,740
Property, plant and equipment at end of period	1,555	£ 1,740
Accelerated depreciation expense	9	9
Construction in progress	106	55
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,015	4,108
Additions	504	282
Disposals	(1,032)	(375)
Property, plant and equipment at end of period	3,487	4,015
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,275)	(2,137)
Additions	(221)	(318)
Disposals	661	204
Impairment during the year	97	24
Property, plant and equipment at end of period	(1,932)	(2,275)
Property
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	784
Property, plant and equipment at end of period	646	784
Property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,275	1,275
Additions	126	61
Disposals	(420)	(61)
Property, plant and equipment at end of period	981	1,275
Property | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(491)	(457)
Additions	(32)	(56)
Disposals	234	46
Impairment during the year	46	24
Property, plant and equipment at end of period	(335)	(491)
Office fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	309
Property, plant and equipment at end of period	193	309
Office fixtures and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,362	1,442
Additions	28	24
Disposals	(334)	(104)
Property, plant and equipment at end of period	1,056	1,362
Office fixtures and equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,053)	(1,022)
Additions	(87)	(111)
Disposals	305	80
Impairment during the year	28	0
Property, plant and equipment at end of period	(863)	(1,053)
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2
Property, plant and equipment at end of period	2	2
Computer software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	436	439
Additions	1	2
Disposals	0	(5)
Property, plant and equipment at end of period	437	436
Computer software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(434)	(434)
Additions	(1)	0
Disposals	0	0
Impairment during the year	0	0
Property, plant and equipment at end of period	(435)	(434)
Operating lease assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	542
Property, plant and equipment at end of period	595	542
Operating lease assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	720	738
Additions	284	185
Disposals	(249)	(203)
Property, plant and equipment at end of period	755	720
Operating lease assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(178)	(164)
Additions	(81)	(92)
Disposals	99	78
Impairment during the year	0	0
Property, plant and equipment at end of period	(160)	(178)
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	103
Property, plant and equipment at end of period	119	103
Right-of-use assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	222	214
Additions	65	10
Disposals	(29)	(2)
Property, plant and equipment at end of period	258	222
Right-of-use assets | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(119)	(60)
Additions	(20)	(59)
Disposals	23	0
Impairment during the year	23	0
Property, plant and equipment at end of period	£ (139)	£ (119)